Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Consolidated Statements of Income and Comprehensive Income

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2024, 2023 and 2022 as follows:

	2024	2023	2022
Income before taxes excluded the amounts of loss incurring entities	$856,301	$2,246,230	$3,887,240
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$128,445	$312,965	583,086
Tax effect of R&D expenses deduction	(296,833)	(148,687)	(139,840)
Tax effect of accumulated loss	-	(4,425)	(18,166)
Tax effect of non-deductible expenses	102,050	33,393	12,692
Income tax expenses	$(66,338)	$193,246	$437,771

Schedule of Income Taxes

Income taxes for the years ended December 31, 2024, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:

	2024	2023	2022
Current income tax	$4,008	$193,246	$437,771
Deferred income tax	(70,346)	-	-
Total income tax expense	$(66,338)	$193,246	$437,771

Schedule of Deferred Tax Assets

The deferred tax assets consisted of the following as of December 31, 2024, 2023 and 2022:

	As of December 31,
	2024	2023	2022
Deferred tax assets:
Opening balance	$32,534	$33,490	$36,247
Bad debt	24,828	-	-
Inventory provision	43,756	-	-
Advance to suppliers allowance	9,151	-	-
Effect of exchange rate	(9,275)	(956)	(2,757)
Total	$100,994	$32,534	$33,490